Other Financial Assets and Financial Liabilities - Foreign Currency Forward Contracts (Detail) - Foreign currency forward contracts [Member] - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Instruments [Line Items]
Assets	$ 0	$ 187
Liabilities	$ 139	$ 0